Stock Incentive Plan and Warrants (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Summary of nonvested stock option activity
Number of Shares, Nonvested at December 31, 2011	0
Number of Shares, Granted	250,000
Number of Shares, Vested	(250,000)
Number of Shares, Cancelled
Number of Shares, Nonvested at December 31, 2012	0
Nonvested at December 31, 2011	$ 0.00
Weighted Average Grant-Date Fair Value, Granted	$ 0.73
Weighted Average Grant-Date Fair Value, Vested	$ 0.73
Weighted Average Grant-Date Fair Value, Cancelled
Nonvested at December 31, 2012	$ 0.00